SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Amount due to related parties			$ (741)	$ (782)
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Amount due to related parties				$ 741